Pension Liabilities, Net (Schedule Of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
2015	$ 480	$ 512
2016	396	617
2017	241	555
2018	150	384
2019 and thereafter	692	1,078
Expected benefit payments, total	$ 1,959	$ 3,146